Trade and Other Receivables - Summary of Other Receivables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Receivables	₩ 6,178,816	₩ 6,153,241
Other receivables [member]
Disclosure of financial assets [line items]
Loans	101,718	116,082
Receivables	1,872,467	1,699,608
Accrued income	5,933	6,901
Refundable deposits	349,360	350,180
Loans receivable	328,753	150,527
Finance lease receivables	85,370	64,047
Others	61,288	60,416
Less Provision for impairment	(201,387)	(204,604)	₩ (83,680)
Other receivables	₩ 2,603,502	₩ 2,243,157